Significant transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
The significant transactions are those described in the consolidated financial statements prepared in accordance with IFRS ® Accounting Standards for the year ended December 31, 2024, except regarding the Janssen Amendment Agreement which was signed on March 17, 2025 and described in Note 1 - Company Information and Note 16 - Revenues and Other Income.